RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2014
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

4. RELATED PARTY TRANSACTIONS

        The Company will continue to rely on the Parent to conduct its operations until such time as the Company's cash flows are sufficient to finance operations. The Company operates under a management agreement with the Parent, pursuant to which Parent has agreed to provide Fantex with management and administrative services, including providing and compensating the Company's executive management and other personnel, as well as services relating to information technology support, brand management and other support operations, facilities, human resources, tax planning and administration, accounting, treasury and insurance. The Company will begin to assume direct management and administrative responsibilities at such time in the future as the actual cost of these services is less than the service fee to the Parent, which is not anticipated to occur until the Company begins to generate significant cash flows from multiple brand contracts.

        We have entered into a management agreement pursuant to which the Parent has agreed to provide to us management and administrative services, including providing our executive management and other personnel as well as services relating to information technology support, brand management and other support operations, facilities, human resources, tax planning and administration, accounting, treasury and insurance. We have agreed to pay the Parent 5% of the amount of the gross cash received by us, if any, pursuant to our brand contracts during any quarterly period as remuneration for the services provided. The amount of gross cash received used to calculate this 5% fee will include any portion allocated to a reduction of the carrying value on our financial statements but shall not take into account the changes in fair value of the brand contracts. As such, the service fee under the management agreement will be determined based on the total amount of actual cash received under the brand contracts in a given quarterly period prior to any adjustments for fair value and without regard to the expected cash receipts in such quarter as reflected in the financial statements for that quarter. To the extent we receive no cash for any period then we would not owe any fee for any services provided during that period. We may evaluate the service fee from time to time to assess the continued appropriateness of the percentage of our cash receipts upon which the service fee is calculated, in light of the services being provided by the Parent at the time and cost of those services.

        For the nine months ended September 30, 2014 the Company incurred $26,788 (unaudited) in management fees payable to the Parent pursuant to the management agreement. The management fee is included in the total expenses of $3.1 million (unaudited) for the nine months ended September 30, 2014 and represents a cash payment in lieu of an allocation from the Parent for the expenses to operate the Company.

        All expenses (except our management fee expense incurred for the nine months ended September 30, 2014 (unaudited)) and from September 14, 2012 and the year ended December 31, 2013 were paid by the Parent and allocated to Fantex based on the time spent by employees of the Parent on activities of Fantex, the number of full time equivalent employees performing Fantex activities and direct expenses incurred for the operations of Fantex. The expense allocations have been determined on the basis that Fantex and the Parent considered to be reasonable reflections of the utilization of services provided or the benefit received by Fantex. Management believes that the expenses allocated from the Parent to Fantex, together with the management fee payable by the Company to the Parent under the management agreement, are representative of the operating expenses Fantex would have incurred had it been operated on a stand-alone basis.

        During the nine months ended September 30, 2014 and 2013, the Parent allocated to the Company $2,743,906 (unaudited) and $2,355,577 (unaudited), respectively, of expenses directly related to the operations of Fantex. The Company converted to capital all of the amounts that were allocated by the Parent to the Company for the nine months ended September 30, 2014 (unaudited). The Company converted to capital $1,996,270 (unaudited) of expense directly related to the operations of Fantex for the nine months ended September 30, 2013. For the period from September 14, 2012 (inception) to December 31, 2012 and the year ended December 31, 2013, the Parent incurred and allocated $1,063,023 and $3,562,295, respectively, of expenses directly related to the Company's operations and contributed $1,063,023 and $2,335,169, respectively, to the capital of the Company. The Parent also made a $2,000,000 cash contribution to the Company to fund the operating activities in 2013. During the year ended December 31, 2013, the Company paid $1,533,167 to reimburse the Parent for certain expenses incurred on behalf of the Company.

        In late 2013 the five independent directors of the Company were granted an aggregate of 100,000 non-qualified options in the Fantex Holdings, Inc. 2012 Equity Incentive Plan. These options were granted with an exercise price equal to the fair market value of the Parent's common stock at the date of grant and have a 10 year contractual term. The stock options vest ratably over a four year period. The fair market value of stock options is estimated using the Black-Scholes valuation model and the Company used the following methods to determine its underlying assumptions: expected volatilities are based on the historical volatilities of the daily closing price of the public common stock of companies believed comparable to the Parent; the expected term of options granted is based on the simplified method of using the mid-point between the vesting term and the original contractual term and/or average time outstanding method; the risk-free interest rate is based on the U.S Treasury daily yield curve on the date of grant; and the expected dividend yield is based on the current dividend trend. Forfeitures are estimated at the time of grant and adjusted, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

        The Company was allocated from the Parent $9,837 of stock compensation for the year ended December 31, 2013 and was allocated from the Parent $18,697 (unaudited) of stock compensation for the nine months ended September 30, 2014. The key assumptions used by the Parent in the valuation model to value the stock option grants were:

Expected Term:	6.02 years
Risk Free Rate:	1.75%
Weighted Average Volatility:	65.50%
Expected Forfeiture Rate:	35.00%
Expected Dividend Rate:	0%

        The fair value of the options as computed under the Black-Scholes valuation model was calculated to be $0.967 per share. As of September 30, 2014 there are 70,089 (unaudited) shares and $67,776 (unaudited) of compensation expense, respectively, remaining to be expensed over the remaining 2.75-year vesting period.

        On April 28, 2014, the Company completed the initial public offering of 421,100 shares of Fantex Series Vernon Davis Convertible Tracking Stock, par value $0.0001 per share (the "Fantex Series Vernon Davis"), raising gross proceeds of $4,211,000 (the "Fantex Vernon Davis Offering"). The Parent purchased 102,454 shares of Fantex Series Vernon Davis in the Fantex Vernon Davis Offering at $10 per share, which was the initial offering price to the public, for an aggregate purchase price of $1.02 million. The Company's affiliated broker-dealer, Fantex Brokerage Services, LLC, purchased the shares of Fantex Series Vernon Davis from the Company pursuant to an underwriting agreement at an aggregate discount of $210,550 to the initial offering price of such shares to the public.

        On July 21, 2014, Fantex completed the initial public offering of 523,700 shares of its Fantex Series EJ Manuel Convertible Tracking Stock, par value $0.0001 per share (the "Fantex Series EJ Manuel"), raising gross proceeds of approximately $5.24 million (the "Fantex EJ Manuel Offering"). The Parent purchased 250,000 shares of Fantex Series EJ Manuel in the Fantex EJ Manuel Offering at $10 per share, which was the initial offering price to the public, for an aggregate purchase price of $2.5 million. In addition, certain directors of the Parent purchased an aggregate of 27,934 shares Fantex Series EJ Manuel in the Fantex EJ Manuel Offering at $10 per share for an aggregate purchase price of $279,340. Fantex Brokerage Services, LLC purchased the shares of Fantex Series EJ Manuel from the Company pursuant to an underwriting agreement at an aggregate discount of $261,850 to the initial offering price of such shares to the public.